FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - Recurring fair value measurement - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 56	$ 29
Financial liabilities (current and non-current)	66	77
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	66	77
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 56	$ 29